Consolidated Balance Sheet - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and Cash Equivalents	€ 123,248,256	€ 109,794,680
Other Financial Assets	853,686,102	937,651,314
Accounts Receivable	75,911,054	83,354,276
Financial Assets from Collaborations	16,729,924	42,870,499
Income Tax Receivables	1,089,078	401,826
Other Receivables	2,226,912	2,159,475
Inventories	20,755,187	9,962,657
Prepaid Expenses and Other Current Assets	39,323,437	20,621,493
Total Current Assets	1,132,969,950	1,206,816,220
Non-current Assets
Property, Plant and Equipment	7,106,783	6,323,753
Right-of-Use Assets	42,485,275	44,417,767
Intangible assets	838,322,389	69,375,149
Goodwill	335,574,009	1,619,233
Other Financial Assets	0	196,587,542
Deferred Tax Asset	186,545,176	132,806,097
Prepaid Expenses and Other Assets	13,250,634	1,567,259
Total Non-currentAssets	1,423,284,266	452,696,800
Total Assets	2,556,254,216	1,659,513,020
Current Liabilities
Accounts Payable and Accruals	188,077,185	128,554,203
Lease liabilities	3,238,111	3,055,608
Tax Liabilities	528,217	65,727,675
Provisions	2,549,397	0
Contract Liability - thereof short-term	223,862	2,543,903
Bonds	422,945	422,945
Financial Liabilities from Collaborations	1,097,295	154,895
Financial Liabilities from Future Payments to Royalty Pharma	88,401,374	0
Total Current Liabilities	284,538,386	200,459,229
Non-current Liabilities
Lease Liabilities	39,345,777	41,963,794
Provisions	1,576,379	1,527,756
Contract Liability - thereof long-term	28,731	71,829
Deferred Tax Liability	22,065,419	5,057,465
Bonds	282,784,505	272,759,970
Financial Liabilities from Collaborations	513,264,290	516,350,960
Non-current Financial Liabilities from Future Payments to Royalty Pharma, Long-term	1,167,774,786	0
Total Non-current Liabilities	2,026,839,887	837,731,774
Total Liabilities	2,311,378,273	1,038,191,003
Stockholders' Equity
Treasury Stock	(3,085,054)	(4,868,744)
Common Stock	34,231,943	32,890,046
Additional Paid-inCapital	833,320,689	748,978,506
Other Comprehensive Income Reserve	52,757,591	2,211,419
Accumulated Deficit	(672,349,226)	(157,889,210)
Total Stockholders' Equity	244,875,943	621,322,017
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	€ 2,556,254,216	€ 1,659,513,020